Concentration of Risk	12 Months Ended
Dec. 31, 2025
Concentration of Risk [Abstract]
CONCENTRATION OF RISK

17. CONCENTRATION OF RISK

(a)	Exchange rate risks

FST Taiwan and the Group’s subsidiary in Japan may be exposed to significant currency risks from exchange rate fluctuations and the degree of foreign exchange rates between the U.S. Dollar and the TWD, and between the U.S. Dollar and the JPY. As of December 31, 2025 and 2024, the TWD denominated cash and cash equivalents and restricted cash amounted to $2,999,862 and $1,819,138, respectively. As of December 31, 2025 and 2024, the JPY denominated cash and cash equivalents amounted to $627,735 and $169,939, respectively.

(b)	Liquidity risks

The Group is exposed to liquidity risks, which is the risk it will be unable to provide sufficient capital resources and liquidity to meet its commitments and business needs. The Group is also exposed to liquidity risk on the repayment of matured bank borrowings. As of December 31, 2025 and 2024, short-term bank loans amounted to $18,199,806 and $15,265,739, respectively. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, the Group may turn to bank and other financial institutions to take loans to meet liquidity shortages.

(c)	Interest rate risk

The Group is subject to interest rate risk. Bank interest bearing loans are charged at fixed interest rates within the reporting period. The Group is subject to the risk of adverse changes in the interest rates charged by the banks when these loans are refinanced.

(d)	Credit risks

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts and notes receivables. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for credit losses. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

There’s no single customer who represented 10% or more of the Group’s total revenue for the years ended December 31, 2025, 2024 and 2023.

The following table sets forth a summary of single customers who represented 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2025	2024
Percentage of the Group’s accounts receivable
Customer A	18%	*
Customer B	12%	*
Customer C	*	13%
Total	30%	13%

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total purchase:

	For the years ended December 31,
	2025	2024	2023
Percentage of the Group’s total purchase
Supplier A	43%	33%	21%
Supplier B	13%	12%	20%
Supplier C	* %	* %	15%
Total	56%	45%	56%

*	Represent percentage less than 10%

The following table sets forth a summary of single suppliers who represented 10% or more of the Group’s total accounts payable:

	As of December 31,
	2025	2024
Percentage of the Group’s accounts payable
Supplier A	63%	45%
Total	63%	45%